Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Super deduction for research and development expenses	¥ 1,881	¥ 2,632	¥ 4,719
Tax Year 2018 [Member]
Effective income tax rate reconciliation non-deductible expense research and development percentage	175.00%
Effective income tax rate reconciliation non-deductible expense research and development additional deduction percentage	75.00%